PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Disclosure Text Block Supplement [Abstract]
Escrow Deposit Disbursements Related to Property Acquisition	$ 0	$ 136,190	$ 281,966	$ 0